Revenue - Contract Balances and Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable
Accounts Receivables - Opening	$ 317,808	$ 361,586
Accounts Receivables - Closing	331,295	317,808
Accounts Receivables - Increase/(decrease)	(13,487)	43,778
Current portion of deferred revenues
Current portion of deferred revenues - Opening	361,260	333,944
Current portion of deferred revenues - Closing	391,102	361,260
Increase Decrease In Contract With Customer, Current Liability	(29,842)	(27,316)
Non-current portion of deferred revenues
Non-current portion of deferred revenues - Opening	15,796	18,602
Non-current portion of deferred revenues - Closing	17,112	15,796
Increase Decrease In Contract With Customer, Non Current Liability	$ (1,316)	$ 2,806